Investments (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Marketable securities
Cost Basis	$ 6,791,983	$ 11,299,139	$ 17,149,959
Unrealized Gains	203	2,028	4,550
Unrealized Losses	(4,630)	(1,961)	(1,577)
Total	6,787,556	11,299,206	17,152,932
U.S. government and agency
Marketable securities
Cost Basis		500,066	1,400,098
Unrealized Gains		64	897
Total		500,130	1,400,995
Corporate notes and bonds
Marketable securities
Cost Basis	6,791,983	10,799,073	15,749,861
Unrealized Gains	203	1,964	3,653
Unrealized Losses	(4,630)	(1,961)	(1,577)
Total	$ 6,787,556	$ 10,799,076	$ 15,751,937